ECP-Q3

Quarterly Report
November 30, 2025
MFS®  Active Core Plus Bond
ETF

Principal Listing Exchange: NYSE

Portfolio of Investments
11/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.4%
Aerospace & Defense – 1.0%
Boeing Co., 6.528%, 5/01/2034	$628,000	$698,322
Boeing Co., 5.805%, 5/01/2050	159,000	158,341
TransDigm, Inc., 4.625%, 1/15/2029	330,000	325,942
TransDigm, Inc., 6.375%, 5/31/2033 (n)	305,000	312,624
		$1,495,229
Asset-Backed & Securitized – 23.9%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.602% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$97,500	$97,205
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	100,000	100,526
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	44,292	44,375
American Credit Acceptance Receivables Trust, 2025-4, “A”, 4.42%, 5/14/2029 (n)	632,000	632,543
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	135,000	135,098
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	190,431	190,363
Angel Oak Mortgage Trust, 2025 10, “A1” , 4.96%, 9/25/2070 (n)	177,172	176,928
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.773% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	250,000	250,030
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.592% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	148,853	148,858
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.442% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	327,795
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.308% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	100,000	100,219
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.501% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	120,182
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	350,000	350,011
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.486% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	803,892	804,413
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.734% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	800,000	800,000
Bain Capital Credit CLO Ltd., 2022-3A, “CR”, FLR, 5.781% (SOFR - 3mo. + 1.9%), 7/17/2035 (n)	500,000	498,940
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	188,139	194,850
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.207% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	248,961
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.407% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	250,042
BDS 2021-FL10 Ltd., “AS”, FLR, 5.723% ((SOFR - 1mo. + 11.448%) + 1.7645%), 12/16/2036 (n)	500,000	500,068
BDS 2025-FL14 Ltd., “B”, FLR, 5.652% (SOFR - 1mo. + 1.6926%), 10/17/2042 (n)	134,096	132,538
BDS 2025-FL16 Ltd., “B”, FLR, 5.85% (SOFR - 1mo. + 1.85%), 7/19/2043 (n)	496,505	496,505
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.592%, 10/15/2058	133,186	137,847
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 6.057% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	400,000	400,194
BMP Commercial Mortgage Trust, 2024-MF23, “B”, 5.6% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,000
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 6.053% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	150,646
BX Trust, 2025, “A”, FLR, 5.338% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	450,394	450,394
BX Trust, 2025-BCAT, “C”, FLR, 5.858% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	95,828	95,828
BXMT 2020-FL2 Ltd., “A”, FLR, 5.227% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	81,934	81,730
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	202,000	202,096
Cathedral Lake VI Ltd., FLR, 5.708% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	287,716	287,239
CIFC Funding 2016-IA CR3, Ltd., FLR, 5.569% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	250,000	248,411
CIP Commercial Mortgage Trust, 2025-SBAY, “A”, FLR, 5.358% (SOFR - 1mo. + 1.4%), 10/15/2037 (n)	169,000	169,105
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	85,308	86,272
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	157,160	159,432
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	204,968	205,754
Columbia Cent CLO Ltd., 2020-30A-CR2, FLR, 5.503% (SOFR - 3mo. + 1.9%), 1/20/2034 (n)	387,755	387,834
Columbia Cent CLO Ltd., 2021-31A, FLR, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	297,586
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	266,031
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	500,000	539,808
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	200,000	205,291
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.634% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	248,094
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.781% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	999,128	999,741
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.624% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	206,500	206,982
ELM Trust, 2024-ELM, “C15”, 6.395%, 6/10/2039 (n)	1,100,000	1,106,858
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	221,000	221,590
Elmwood CLO Ltd., 2022-2A, “CR”, FLR, 5.707% (SOFR - 3mo. + 1.85%), 4/22/2035 (n)	500,000	500,103
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)	176,000	176,226
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	23,170	23,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
General Motors Co., FLR, 4.692% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	$250,000	$250,010
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	23,464	23,505
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	600,000	599,629
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.547% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	100,197
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.384% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	486,979	487,164
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	93,780	94,046
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	109,000	111,629
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.8% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	147,000	145,994
LoanCore 2025-CRE9 Ltd., “AS”, FLR, 5.663% (SOFR - 1mo. + 1.7%), 8/18/2042 (n)	489,000	489,161
LRECS 2025-CRE1 LLC, “B”, FLR, 6% (SOFR - 1mo. + 2%), 8/19/2043 (n)	687,327	687,327
Madison Park Funding Ltd., 2021-48A, “B”, FLR, 5.596% ((SOFR - 3mo. + 26.161%) + 1.45%), 4/19/2033 (n)	250,000	249,875
Magnetite CLO Ltd., 2019-21A, “BR”, 5.496% ((SOFR - 3mo. + 26.161%) + 1.35%), 4/20/2034 (n)	250,000	250,074
Marble Point CLO, 2021-2A, “CR”, FLR, 5.907% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	394,872	395,528
MF1 2022-FL8 Ltd., “A”, FLR, 5.309% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	162,336	162,336
MF1 2024-FL14 LLC, “AS”, FLR, 6.198% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	100,000	100,216
MF1 2024-FL14 LLC, “C”, FLR, 7.247% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	150,000	150,329
MF1 2024-FL16 LLC, “C”, FLR, 6.504% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	350,000	351,099
MF1 2025-FL17 LLC, “A”, FLR, 5.282% (SOFR - 1mo. + 1.32%), 2/18/2040 (n)	500,000	500,102
MF1 2025-FL17 LLC, “B”, FLR, 5.754% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	500,000	500,320
MF1 2025-FL17 LLC, “C”, FLR, 6.054% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	888,889	889,456
MF1 2025-FL19 LLC, “A”, FLR, 5.534% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	250,085
MF1 2025-FL19 LLC, “AS”, FLR, 6.303% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	572,121	573,194
MF1 2025-FL19 LLC, “B”, FLR, 5.954% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	715,568	716,910
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 6.112% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	1,404,267	1,409,951
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	143,725	144,853
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	205,712	206,331
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	422,505	423,783
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	87,516	88,391
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	336,204	338,615
New Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.085%, 10/25/2065 (n)	1,500,000	1,501,041
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	157,976	160,585
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	85,607	86,235
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	88,988	89,566
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	93,608	94,363
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	95,896	96,430
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	302,621	302,598
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	194,504	195,066
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.741% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	750,000	750,298
Palmer Square Loan Funding 2024-1A Ltd., “A1”, FLR, 4.954% (SOFR - 3mo. + 1.05%), 10/15/2032 (n)	198,391	198,333
Palmer Square Loan Funding 2024-1A Ltd., “B”, FLR, 5.704% (SOFR - 3mo. + 1.8%), 10/15/2032 (n)	120,000	120,103
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.987% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	500,000	499,743
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.684% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	250,000	250,298
PFP III 2025-12 Ltd., “B”, FLR, 6% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	100,000	99,814
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.422% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	236,760	236,755
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	123,326	123,097
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	202,927	204,078
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	157,259	158,341
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	690,658	694,625
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.748% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	649,969	649,850
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	95,000	95,245
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	270,916	270,903
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.223% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	250,000	249,940
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.481% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	650,000	649,641
Speak CLO Ltd., 2014-1A, “CR4”, FLR, 5.831% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	250,053
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	73,840	74,074
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	517,971	523,899
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	262,427	262,849
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	300,000	297,876
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.98% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	356,790	357,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Trinitas CLO Ltd., 2017-6A, “B1R4”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 1/25/2034 (n)	$700,000	$700,575
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	141,478	143,132
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	123,175	123,217
		$35,904,462
Automotive – 1.1%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$487,000	$495,625
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	200,000	205,400
Hyundai Capital America, 5.3%, 1/08/2030 (n)	246,000	253,689
Hyundai Capital America, 6.375%, 4/08/2030 (n)	383,000	410,165
LKQ Corp., 6.25%, 6/15/2033	298,000	318,909
		$1,683,788
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$584,000	$585,058
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	697,000	695,049
LPL Holdings, Inc., 4%, 3/15/2029 (n)	139,000	136,186
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	231,000	224,696
LPL Holdings, Inc., 6%, 5/20/2034	192,000	201,439
LPL Holdings, Inc., 5.75%, 6/15/2035	236,000	243,887
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	400,000	410,449
Nomura Holdings, Inc. , 5.043%, 6/10/2036	600,000	595,288
		$3,092,052
Building – 1.7%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$789,000	$800,482
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	504,000	516,642
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	591,000	585,892
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	630,000	654,189
		$2,557,205
Business Services – 0.5%
Global Payments, Inc., 2.9%, 11/15/2031	$748,000	$669,555
Cable TV – 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$360,000	$336,849
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	544,000	562,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	10,000	10,023
		$908,959
Computer Software – 0.2%
Oracle Corp., 5.2%, 9/26/2035	$229,000	$224,395
Oracle Corp., 5.95%, 9/26/2055	95,000	89,018
		$313,413
Conglomerates – 0.9%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	$625,000	$654,183
Regal Rexnord Corp., 6.3%, 2/15/2030	271,000	287,901
Regal Rexnord Corp., 6.4%, 4/15/2033	410,000	442,126
		$1,384,210
Consumer Services – 0.4%
CBRE Group, Inc., 5.95%, 8/15/2034	$614,000	$661,519
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$589,000	$615,807

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.5%
Broadcom, Inc., 5.2%, 4/15/2032	$248,000	$259,257
Broadcom, Inc., 3.137%, 11/15/2035 (n)	303,000	265,379
Broadcom, Inc., 4.8%, 2/15/2036	259,000	259,609
		$784,245
Emerging Market Quasi-Sovereign – 0.4%
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$200,000	$215,091
Petroleos Mexicanos, 5.95%, 1/28/2031	100,000	96,549
Petroleos Mexicanos, 6.35%, 2/12/2048	443,000	346,053
		$657,693
Emerging Market Sovereign – 2.7%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$200,000	$222,454
Dominican Republic, 4.875%, 9/23/2032	200,000	190,530
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	800,000	834,093
Republic of Guatemala, 6.6%, 6/13/2036	400,000	427,400
Republic of Panama, 6.7%, 1/26/2036	150,000	159,090
Republic of Serbia, 6%, 6/12/2034	200,000	207,985
Republic of South Africa, 7.1%, 11/19/2036	600,000	645,380
Republic of Turkey, 5.95%, 1/15/2031	200,000	201,476
United Mexican States, 6%, 5/07/2036	200,000	203,680
United Mexican States, 6.875%, 5/13/2037	600,000	644,040
United Mexican States, 6.625%, 1/29/2038	300,000	315,510
		$4,051,638
Energy - Independent – 1.7%
EQT Corp., 5%, 1/15/2029	$328,000	$332,519
EQT Corp., 4.75%, 1/15/2031	139,000	139,945
Occidental Petroleum Corp., 6.625%, 9/01/2030	133,000	143,336
Occidental Petroleum Corp., 5.55%, 10/01/2034	278,000	283,131
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	571,000	626,603
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	1,083,000	1,085,856
		$2,611,390
Energy - Integrated – 0.6%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$256,000	$272,105
Eni S.p.A., 5.5%, 5/15/2034 (n)	600,000	621,869
		$893,974
Entertainment – 0.4%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$530,000	$537,897
Financial Institutions – 1.2%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	$710,000	$704,296
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	174,000	182,904
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	400,000	415,139
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	518,000	520,671
		$1,823,010
Food & Beverages – 1.7%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$140,519
Constellation Brands, Inc., 4.8%, 5/01/2030	62,000	63,124
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	681,000	719,844
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	463,000	485,222
Performance Food Group Co., 6.125%, 9/15/2032 (n)	593,000	610,074
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	591,000	600,244
		$2,619,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.4%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$274,000	$280,261
Marriott International, Inc., 2.85%, 4/15/2031	278,000	257,875
Marriott International, Inc., 5.25%, 10/15/2035	68,000	69,356
		$607,492
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$523,000	$543,613
Insurance – 1.1%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$661,000	$689,725
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	185,000	195,421
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	646,000	715,544
		$1,600,690
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$595,000	$587,974
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	294,000	305,872
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	422,000	428,485
Brown & Brown, Inc., 5.65%, 6/11/2034	235,000	243,844
Brown & Brown, Inc., 5.55%, 6/23/2035	532,000	546,866
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	603,000	641,490
Hub International Ltd., 7.25%, 6/15/2030 (n)	587,000	615,050
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	582,000	601,798
		$3,971,379
Interactive Media Services – 0.4%
Snap, Inc., 6.875%, 3/01/2033 (n)	$605,000	$623,232
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$225,220
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$206,808
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	400,000	421,588
		$628,396
Major Banks – 6.8%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$337,000	$351,133
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	490,000	515,021
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	247,000	233,553
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	49,000	49,548
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	400,000	460,367
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	328,000	371,151
Capital One Financial Corp., 6.7%, 11/29/2032	245,000	271,484
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	183,000	198,881
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	100,000	106,819
Capital One Financial Corp., 5.197% to 9/11/2035, FLR (SOFR - 1 day + 1.63%) to 9/11/2036	141,000	140,751
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	868,000	888,429
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	754,000	772,590
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	439,000	397,825
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	529,000	489,610
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	289,000	292,838
JPMorgan Chase & Co., 5.766%, 4/22/2035	602,000	648,100
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	523,000	532,852
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	283,000	292,473
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	450,000	467,344
Morgan Stanley, 5.664% to 4/17/2035, FLR (SOFR - 1 day + 1.757%) to 4/17/2036	207,000	219,749
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	238,000	251,223
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	600,000	635,468

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	$400,000	$363,169
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	409,000	384,290
Wells Fargo & Co., 4.892% to 9/15/2035, FLR (SOFR - 1 day + 1.34%) to 9/15/2036	654,000	659,620
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	284,000	282,685
		$10,276,973
Metals & Mining – 1.3%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$450,000	$467,882
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	582,000	561,392
Fortescue Treasury Pty Ltd., 6.125%, 4/15/2032 (n)	162,000	169,092
Novelis, Inc., 3.875%, 8/15/2031 (n)	557,000	508,152
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	239,838	240,669
		$1,947,187
Midstream – 1.9%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$434,000	$399,836
Plains All American Pipeline LP, 5.7%, 9/15/2034	238,000	246,787
Plains All American Pipeline LP, 5.6%, 1/15/2036	461,000	468,398
Targa Resources Corp., 6.125%, 3/15/2033	614,000	658,250
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	425,000	405,903
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	725,000	711,221
		$2,890,395
Mortgage-Backed – 10.3%
Fannie Mae, 5.071%, 2/25/2045 (n)	$51,769	$51,855
Fannie Mae, 4.772%, 9/25/2052	192,266	188,830
Fannie Mae, 3.5%, 10/01/2053	724,988	671,771
Fannie Mae, 4%, 12/01/2054	672,006	640,228
Fannie Mae, 5.472%, 12/25/2054	135,666	136,357
Fannie Mae, 6%, 4/01/2055	534,683	547,485
Fannie Mae, UMBS, 2%, 3/01/2052	1,362,436	1,114,541
Fannie Mae, UMBS, 2.5%, 4/01/2052	187,227	160,149
Fannie Mae, UMBS, 3%, 6/01/2052 - 8/01/2052	660,690	588,049
Fannie Mae, UMBS, 5%, 12/01/2054	2,241,794	2,239,024
Freddie Mac, 2%, 8/01/2052	831,630	678,852
Freddie Mac, 5.521%, 2/25/2055	241,679	243,320
Freddie Mac, UMBS, 2%, 3/01/2052	1,592,731	1,303,428
Freddie Mac, UMBS, 2.5%, 5/01/2052 - 9/01/2052	2,548,389	2,179,085
Freddie Mac, UMBS, 3%, 5/01/2052	1,446,309	1,289,612
Freddie Mac, UMBS, 5.5%, 8/01/2054 - 10/01/2054	1,172,184	1,188,166
Freddie Mac, UMBS, 6.5%, 9/01/2054 - 11/01/2054	253,380	265,087
Freddie Mac, UMBS, 6%, 2/01/2055	114,900	119,280
Ginnie Mae, 2%, 4/20/2052	360,590	300,491
Ginnie Mae, 2.5%, 4/20/2052	516,233	448,207
Ginnie Mae, 4.5%, 1/20/2055	632,134	618,652
Ginnie Mae, 5.5%, 4/20/2055	243,750	246,302
Ginnie Mae, 5.427%, 6/20/2055	90,854	92,685
Ginnie Mae, 5.502%, 6/20/2055	98,627	98,582
Ginnie Mae, 2.181%, 3/20/2066 (i)	329,811	8,597
		$15,418,635
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$270,000	$257,073
Network & Telecom – 0.6%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$825,000	$862,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.3%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$445,000	$452,124
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$587,000	$588,337
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	454,000	485,205
		$1,073,542
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$259,000	$280,063
Boston Properties LP, REIT, 5.75%, 1/15/2035	788,000	811,356
Highwoods Realty LP, 5.35%, 1/15/2033	769,000	772,165
		$1,863,584
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$639,000	$656,767
Real Estate - Retail – 0.8%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$291,000	$291,247
STORE Capital Corp., REIT, 4.625%, 3/15/2029	278,000	277,090
STORE Capital Corp., REIT, 2.7%, 12/01/2031	617,000	545,353
		$1,113,690
Retailers – 1.0%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$270,000	$277,716
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	35,000	35,384
AutoNation, Inc., 5.89%, 3/15/2035	699,000	729,188
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	450,000	486,966
		$1,529,254
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$13,000	$11,725
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$876,000	$806,900
Telecommunications - Wireless – 1.1%
American Tower Corp., 5.4%, 1/31/2035	$311,000	$322,481
Rogers Communications, Inc., 3.8%, 3/15/2032	835,000	789,866
T-Mobile USA, Inc., 2.55%, 2/15/2031	256,000	234,539
T-Mobile USA, Inc., 4.95%, 11/15/2035	70,000	70,375
Vodafone Group PLC, 5.625%, 2/10/2053	279,000	271,105
		$1,688,366
Tobacco – 1.3%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$227,000	$245,649
B.A.T. Capital Corp., 4.742%, 3/16/2032	252,000	255,376
B.A.T. Capital Corp., 4.625%, 3/22/2033	141,000	140,762
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	701,000	752,775
Philip Morris International, Inc., 5.375%, 2/15/2033	302,000	316,549
Philip Morris International, Inc., 5.25%, 2/13/2034	174,000	180,681
Philip Morris International, Inc., 4.875%, 4/30/2035	70,000	70,652
		$1,962,444
Transportation - Services – 0.1%
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	$200,000	$209,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 22.2%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$1,900,000	$1,877,289
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	7,060,000	7,062,758
U.S. Treasury Bonds, 4.875%, 8/15/2045	6,300,000	6,496,875
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,500,000	1,396,816
U.S. Treasury Bonds, 4.5%, 11/15/2054	5,409,000	5,253,491
U.S. Treasury Bonds, 4.75%, 8/15/2055	2,900,000	2,936,250
U.S. Treasury Notes, 3.875%, 7/31/2027	600,000	603,211
U.S. Treasury Notes, 4.125%, 10/31/2029	3,445,000	3,515,919
U.S. Treasury Notes, 3.875%, 7/31/2030	4,180,000	4,229,964
		$33,372,573
Utilities - Electric Power – 1.2%
Colbun S.A., 5.375%, 9/11/2035 (n)	$205,000	$206,540
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	425,000	491,419
Kallpa Generacion S.A., 5.5%, 9/11/2035 (n)	200,000	201,000
Pacific Gas & Electric Co., 6.95%, 3/15/2034	220,000	246,230
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	585,000	599,526
		$1,744,715
Total Bonds		$149,602,893
Mutual Funds – 4.0%
Money Market Funds – 4.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.94% (j)	6,040,463	$6,040,463

Other Assets, Less Liabilities – (3.4)%		(5,106,878)
Net Assets – 100.0%		$150,536,478

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,400,664, representing 39.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 11/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	89	$18,588,484	March – 2026	$(7,116)
U.S. Treasury Ultra Note 10 yr	Short	USD	28	3,253,687	March – 2026	(5,361)
						$(12,477)
At November 30, 2025, the fund had liquid securities with an aggregate value of $102,040 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$33,372,573	$—	$33,372,573
Non - U.S. Sovereign Debt	—	4,934,551	—	4,934,551
U.S. Corporate Bonds	—	43,463,454	—	43,463,454
Residential Mortgage-Backed Securities	—	22,175,239	—	22,175,239
Commercial Mortgage-Backed Securities	—	4,304,217	—	4,304,217
Asset-Backed Securities (including CDOs)	—	24,843,641	—	24,843,641
Foreign Bonds	—	16,509,218	—	16,509,218
Investment Companies	6,040,463	—	—	6,040,463
Total	$6,040,463	$149,602,893	$—	$155,643,356
Other Financial Instruments
Futures Contracts – Liabilities	$(12,477)	$—	$—	$(12,477)
For further information regarding security characteristics, see the Portfolio of Investments.